Non-controlling interests	12 Months Ended
Dec. 31, 2024
Interest In Other Entities [Abstract]
Non-controlling interests	Non-controlling interests:
Set out below is summarized financial information for each of our subsidiaries that have non-controlling interests. The amounts disclosed are before inter-company eliminations.

As at		Dec 31, 2024			Dec 31, 2023
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited	Total
Current assets	$133,097	$193,248	$326,345	$129,320	$154,308	$283,628
Non-current assets	479,004	712,923	1,191,927	521,708	791,512	1,313,220
Current liabilities	(38,424)	(154,011)	(192,435)	(123,969)	(185,459)	(309,428)
Non-current liabilities	(95,219)	(646,057)	(741,276)	(101,810)	(718,915)	(820,725)
Net assets	478,458	106,103	584,561	425,249	41,446	466,695
Carrying amount of Methanex non-controlling interests	$236,600	$51,107	$287,707	$214,568	$27,522	$242,090

For the years ended December 31		2024			2023
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited	Total
Revenue	$215,294	$720,984	$936,278	$258,782	$670,834	$929,616
Net and total comprehensive income	69,209	97,054	166,263	55,428	129,411	184,839
Net and total comprehensive income attributable to Methanex non-controlling interests	47,043	39,216	86,259	56,310	53,672	109,982
Distributions made and accrued to non-controlling interests	$(25,012)	$(15,630)	$(40,642)	$(93,696)	$(91,640)	$(185,336)

For the years ended December 31		2024			2023
	Methanex Egypt	Waterfront Shipping Limited	Total	Methanex Egypt	Waterfront Shipping Limited	Total
Cash flows from operating activities	$97,601	$227,372	$324,973	$131,667	$251,290	$382,957
Cash flows used in financing activities	(146,586)	(243,950)	(390,536)	(99,490)	(300,824)	(400,314)
Cash flows from (used in) investing activities	$(14,273)	$(1,736)	$(16,009)	$(5,560)	$2,686	$(2,874)